Submission	Dec. 29, 2025
Submission [Line Items]
Central Index Key	0001930313
Registrant Name	SBC Medical Group Holdings Incorporated
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A